Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Current assets:
Cash and cash equivalents	$ 22,163	$ 27,510
Accounts receivable, net of allowance for doubtful accounts of $281 and $160, respectively	38,330	37,066
Inventory	6,687	7,884
Deferred income taxes	1,667	1,613
Prepaid expenses and other current assets	3,989	4,454
Total current assets	72,836	78,527
Property and equipment, net	10,443	10,490
Intangible assets, net	7,258	3,024
Goodwill	13,024	9,591
Deferred income taxes	9,687	11,655
Deferred financing fees	6,381	9,216
Other assets	1,795	2,810
Total assets	121,424	125,313
Current liabilities:
Current portion of long-term debt	5,000	5,000
Accounts payable	7,763	7,927
Accrued expenses	15,661	13,617
Accrued interest payable	9,238	9,608
Income taxes payable	500	103
Deferred income taxes		1,075
Deferred revenue	37,740	36,713
Total current liabilities	75,902	74,043
Long-term debt, net of discount	273,393	260,405
Embedded derivatives	20,252	25,884
Long-term deferred income taxes	424	232
Deferred revenue and other long-term liabilities	17,556	15,909
Total liabilities	387,527	376,473
Commitments and contingencies (Note 11)
Redeemable convertible preferred stock and redeemable ordinary stock:
Total redeemable convertible preferred stock and redeemable ordinary stock	188,080	174,664
Stockholders' deficit:
Additional paid-in-capital
Accumulated deficit	(478,778)	(452,102)
Accumulated other comprehensive (loss) income	(668)	1,023
Total stockholders' deficit	(454,183)	(425,824)
Total liabilities, redeemable convertible preferred stock and redeemable ordinary stock, and stockholders' deficit	121,424	125,313
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock and redeemable ordinary stock:
Total redeemable convertible preferred stock and redeemable ordinary stock	117,923	109,189
Stockholders' deficit:
Total stockholders' deficit	117,923	109,189
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock and redeemable ordinary stock:
Total redeemable convertible preferred stock and redeemable ordinary stock	63,479	58,776
Stockholders' deficit:
Total stockholders' deficit	63,479	58,776
Right to Shares of Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock and redeemable ordinary stock:
Total redeemable convertible preferred stock and redeemable ordinary stock	5,518	5,518
Stockholders' deficit:
Total stockholders' deficit	5,518	5,518
Ordinary Shares Subject to Put Rights [Member]
Redeemable convertible preferred stock and redeemable ordinary stock:
Total redeemable convertible preferred stock and redeemable ordinary stock	1,160	1,181
Stockholders' deficit:
Total stockholders' deficit	1,160	1,181
Ordinary Stock [Member]
Stockholders' deficit:
Ordinary stock	16,265	16,257
Total stockholders' deficit	16,265	16,257
Series B Ordinary Stock [Member]
Stockholders' deficit:
Ordinary stock	8,998	8,998
Total stockholders' deficit	$ 8,998	$ 8,998